Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Net book amount	£ 2	£ 3	£ 41
(Loss)/profit on sale of property, plant and equipment	(2)	(2)	87
Proceeds from sale of property, plant and equipment	£ 0	£ 1	£ 128